Purchases and other expenses (Tables)	12 Months Ended
Dec. 31, 2021
Purchases and other expenses [abstract]
Schedule of external purchases

(in millions of euros)	2021	2020	2019
Commercial, equipment expenses and content rights	(7,385)	(6,868)	(7,293)
o/w costs of terminals and other equipment sold (1)	(3,942)	(3,575)	(4,042)
o/w advertising, promotional, sponsoring and rebranding costs	(783)	(736)	(823)
Service fees and inter-operator costs	(4,349)	(4,529)	(4,608)
o/w interconnexion costs	(2,956)	(3,186)	(3,212)
Other network expenses, IT expenses	(3,530)	(3,503)	(3,253)
Other external purchases	(2,709)	(2,791)	(2,706)
o/w building cost for resale	(1,047)	(883)	(701)
o/w overhead	(1,044)	(1,099)	(1,254)
o/w rental expenses	(147)	(151)	(241)
Total	(17,973)	(17,691)	(17,860)

(1)	The decline in the cost of terminals and other equipment sold in 2020 is mainly due to the closure of stores during the lockdown, which led to a sharp decline in equipment sales throughout the Group.

Schedule of other operating expenses

(in millions of euros)	2021	2020	2019
Litigation	(218)	(238)	(107)
Allowances and losses on trade receivables – telecom activities	(213)	(382)	(315)
Cost of bank credit risk	(48)	(31)	(10)
Expenses from universal service	(22)	(19)	(21)
Operating foreign exchange gains (losses)	(20)	19	(4)
Acquisition and integration costs	(14)	(18)	(17)
Other expenses	(165)	(119)	(124)
Total	(700)	(789)	(599)

Schedule of provisions for litigations

(in millions of euros)	2021	2020	2019
Provisions for litigation - in the opening balance	525	643	572
Additions with impact on income statement	162	119	99
Reversals with impact on income statement	(10)	(29)	(8)
Discounting with impact on income statement	0	—	—
Utilizations without impact on income statement (1)	(317)	(205)	(22)
Changes in consolidation scope	(0)	—	1
Translation adjustment	1	(2)	0
Reclassifications and other items	44	—	1
Provisions for litigation - in the closing balance	405	525	643
o/w non-current provisions	51	46	45
o/w current provisions	353	479	598

(1)	Corresponds mainly to the conviction linked to anti-competitive practices in the "Enterprise" market segment in 2021 and to the conviction in the Digicel litigation in 2020 (see Note 18).

Schedule of restructuring and integration costs

(in millions of euros)	2021	2020	2019
Departure plans(1)	(241)	(15)	(68)
Lease property restructuring (2)	(6)	2	5
Distribution channels(3)	(22)	(5)	(26)
Other	(63)	(8)	(43)
Total restructuring costs	(331)	(25)	(132)

(1)	Mainly voluntary departure plans for Orange Spain (around 400 people) and Orange Polska (around 1,400 people) in 2021, and Orange Polska in 2019 (around 2,100 people).
(2)	Essentially related to onerous contracts due to vacant leases in France.
(3)	Essentially concerns the closure of sales outlets in Spain in 2021.

Some restructuring costs are directly recorded in operating income and are not included in the following movements of provisions:

(in millions of euros)	2021	2020	2019
Restructuring provisions - in the opening balance	117	216	389
Additions with impact on income statement	277	12	97
Reversals releases with impact on income statement	(17)	(17)	(13)
Discounting with impact on income statement	(1)	4	1
Utilizations without impact on income statement	(191)	(95)	(124)
Translation adjustment	(0)	(3)	1
Reclassifications and other items (1)	(1)	—	(135)
Restructuring provisions - in the closing balance	185	117	216
o/w non-current provisions	61	53	96
o/w current provisions	124	64	120

(1)	Starting January 1, 2019, following IFRS 16 application, restructuring provisions related to leases are presented in "Impairment of right-of-use assets". Only rental charges and taxes are presented in restructuring provisions.

Schedule of broadcasting rights and equipment inventories

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020	2019
Handset inventories (1)	593	485	534
Other products/services sold	77	75	78
Available broadcasting rights	102	93	89
Other supplies	242	223	270
Gross value	1,015	874	970
Depreciation	(64)	(60)	(63)
Net book value	952	814	906

(1)	Of which inventories treated as consignment with distributors amounting to 68 million euros as at December 31, 2021, 40 million euros as at December 31, 2020 and 35 million euros as at December 31, 2019.

(in millions of euros)	2021	2020	2019
Net balance of inventories - in the opening balance	814	906	965
Business related variations	125	(70)	(64)
Changes in the scope of consolidation	9	—	2
Translation adjustment	3	(8)	2
Reclassifications and other items	(1)	(14)	1
Net balance of inventories - in the closing balance	952	814	906

Schedule of prepaid expenses

	December 31,	December 31,	December 31,
(in millions of euros)	2021	2020	2019
Prepaid external purchases	611	651	678
Other prepaid operating expenses	240	199	52
Total	851	850	730

(in millions of euros)	2021	2020	2019
Prepaid expenses - in the opening balance	850	730	571
Business related variations (1)	5	171	127
Changes in the scope of consolidation	0	—	65
Translation adjustment	10	(12)	5
Reclassifications and other items(2)	(13)	(40)	(38)
Prepaid expenses - in the closing balance	851	850	730

(1)	In 2020, the change includes a prepaid expense recognized in respect of an agreement for the provision of FTTH capacity in Spain.
(2)	Including the effect of the reclassification of prepaid expenses as costs to fulfill contracts (see Note 4.4).

Schedule of trade payables

(in millions of euros)	2021	2020	2019
Trade payables - in the opening balance	6,475	6,682	6,736
Business related variations	41	(122)	(85)
Changes in the scope of consolidation(1)	125	1	36
Translation adjustment	47	(80)	27
Reclassifications and other items	49	(6)	(32)
Trade payables - in the closing balance	6,738	6,475	6,682
o/w trade payables from telecoms activities	6,652	6,395	6,580
o/w trade payables from Mobile Financial Services	86	80	102

(1)	Of which 108 million euros related to the integration of Telekom Romania Communications in 2021.

Schedule of other liabilities

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020	2019
Provisions for litigations (1)	405	525	643
Cable network access fees (URI)	38	59	103
Submarine cable consortium (2)	191	258	168
Security deposits received	128	134	147
Orange Money – units in circulation (2)	1,030	823	613
Other	852	775	774
Total	2,644	2,574	2,448
o/w other non-current liabilities	306	307	353
o/w other current liabilities	2,338	2,267	2,095

(1)	See Note 5.2.
(2)	These liabilities are offset by the receivables of the same amount (see accounting policies in Note 4.5).

(in millions of euros)	2021	2020	2019
Other liabilities - in the opening balance	2,574	2,448	2,250
Business related variations	54	176	190
Changes in the scope of consolidation	9	—	12
Translation adjustment	29	(35)	4
Reclassifications and other items	(22)	(15)	(8)
Other liabilities - in the closing balance	2,644	2,574	2,448